DERIVATIVE FINANCIAL INSTRUMENTS - Realized Investment Gains (Losses) Derivative Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	$ 48	$ (195)	$ (368)
Amount expected to be reclassified out of accumulated comprehensive income into earnings	1
Derivatives not designated as hedging instruments
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	48	(195)	(368)
Derivatives not designated as hedging instruments | Embedded derivative - Modco reinsurance treaties
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	64	(99)	(187)
Derivatives not designated as hedging instruments | Derivatives with PLC
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	0	23	27
Derivatives not designated as hedging instruments | Other
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	(2)	15	(2)
Variable annuity | Derivatives not designated as hedging instruments
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	(72)	(110)	(208)
Variable annuity | Derivatives not designated as hedging instruments | Interest rate futures
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	15	0	(20)
Variable annuity | Derivatives not designated as hedging instruments | Equity futures
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	(12)	109	5
Variable annuity | Derivatives not designated as hedging instruments | Currency futures
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	11	(10)	3
Variable annuity | Derivatives not designated as hedging instruments | Equity options
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	(108)	(30)	(150)
Variable annuity | Derivatives not designated as hedging instruments | Interest rate swaps
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	(136)	274	230
Variable annuity | Derivatives not designated as hedging instruments | Total return swaps
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	(189)	(49)	(78)
Variable annuity | Derivatives not designated as hedging instruments | Embedded derivative - GLWB
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	347	(404)	(198)
FIA | Derivatives not designated as hedging instruments
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	70	(35)	0
FIA | Derivatives not designated as hedging instruments | Equity futures
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	5	(4)	2
FIA | Derivatives not designated as hedging instruments | Equity options
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	72	49	84
FIA | Derivatives not designated as hedging instruments | Funds withheld derivative
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	(7)	(10)	0
FIA | Derivatives not designated as hedging instruments | Embedded derivative - FIA
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	3	(69)	(86)
FIA | Derivatives not designated as hedging instruments | Other
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	(3)	(1)	0
Universal Life | Derivatives not designated as hedging instruments
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	(12)	11	2
Universal Life | Derivatives not designated as hedging instruments | Equity futures
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	0	(2)	0
Universal Life | Derivatives not designated as hedging instruments | Equity options
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	16	9	15
Universal Life | Derivatives not designated as hedging instruments | Embedded derivative - IUL
Notional amount and fair value of the entity's derivative financial instruments
Total gains (losses) - derivatives, net	$ (28)	$ 4	$ (13)